Segment information	6 Months Ended
Jun. 30, 2022
Segment information
4 Segment information
The Group is a global financial services company domiciled in Switzerland and, effective January 1, 2022, was organized into four divisions – Wealth Management, Investment Bank, Swiss Bank and Asset Management, reflecting the strategic announcement made on November 4, 2021. The segment information reflects the Group’s reportable segments and the Corporate Center, which are managed and reported on a pre-tax basis, as follows:
■ The Wealth Management division offers comprehensive wealth management and investment solutions and tailored financing and advisory services to UHNW and HNW individuals and external asset managers. Our wealth management business is among the industry’s leaders in our target markets. We serve our clients along a client-centric and needs-based delivery model, utilizing the broad spectrum of Credit Suisse’s global capabilities, including those offered by the Investment Bank and Asset Management. Under the new organizational structure, we serve our clients through coverage areas addressing the geographies of Switzerland, Europe, Middle East and Africa, Asia Pacific and Latin America.
■ The Investment Bank division offers a broad range of financial products and services focused on client-driven businesses and also supports Credit Suisse’s Wealth Management division and its clients. Our suite of products and services includes global securities sales, trading and execution, capital raising and advisory services. Our clients include financial institutions, corporations, governments, sovereigns, UHNW and institutional investors, such as pension funds and hedge funds, financial sponsors and private individuals around the world. We deliver our investment banking capabilities globally through regional and local teams based in both major developed and emerging market centers. Our integrated business model enables us to deliver high value, customized solutions that leverage the expertise offered across Credit Suisse and that help our clients unlock capital and value in order to achieve their strategic goals.
■ The Swiss Bank division offers comprehensive advice and a wide range of financial solutions to private, corporate and institutional clients primarily domiciled in our home market of Switzerland. Our private clients business has a leading franchise in Switzerland, including HNW, affluent, retail and small business clients. In addition, we provide consumer finance services through our subsidiary BANK-now and the leading credit card brands through our investment in Swisscard AECS GmbH. Our corporate and institutional clients business serves large corporate clients, small and medium-sized enterprises, institutional clients, financial institutions and commodity traders.
■ The Asset Management division offers investment solutions and services globally to a broad range of clients, including pension funds, governments, foundations and endowments, corporations and individuals, with a strong presence in our Swiss home market. Backed by the Group’s global presence, Asset Management offers active and passive solutions in traditional investments as well as alternative investments. We apply ESG criteria at various points in the investment process with an active sustainability offering, which invests in line with the Credit Suisse Sustainable Investment Framework, and passive ESG index and exchange traded funds.
Corporate Center included parent company operations such as Group financing, expenses for projects sponsored by the Group and certain expenses and revenues that had not been allocated to the segments. In addition, the Corporate Center included consolidation and elimination adjustments required to eliminate intercompany revenues and expenses.
> Refer to “Note 4 – Segment information” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information on revenue sharing and cost allocation and funding.
Net revenues and income/(loss) before taxes
in	2Q22	1Q22	2Q21	6M22	6M21
Net revenues (CHF million)
Wealth Management	1,266	1,177	1,913	2,443	3,998
Investment Bank	1,109	1,938	1,844	3,047	5,728
Swiss Bank	1,050	1,109	1,023	2,159	2,054
Asset Management	311	361	417	672	817
Corporate Center	(91)	(173)	(94)	(264)	80
Net revenues	3,645	4,412	5,103	8,057	12,677
Income/(loss) before taxes (CHF million)
Wealth Management	(96)	(357)	770	(453)	1,748
Investment Bank	(1,116)	124	(16)	(992)	(2,326)
Swiss Bank	402	471	445	873	857
Asset Management	30	53	120	83	251
Corporate Center	(393)	(719)	(506)	(1,112)	(474)
Income/(loss) before taxes	(1,173)	(428)	813	(1,601)	56
Total assets
end of	2Q22	1Q22	4Q21
Total assets (CHF million)
Wealth Management	205,387	204,256	201,326
Investment Bank	254,561	253,958	274,112
Swiss Bank	219,151	222,152	221,478
Asset Management	3,785	3,659	3,603
Corporate Center	44,481	55,529	55,314
Total assets	727,365	739,554	755,833

Bank
Segment information
4 Segment information
> Refer to “Note 4 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 for further information.
For the purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank.
Net revenues and income/(loss) before taxes
in	6M22	6M21
Net revenues (CHF million)
Wealth Management	2,443	3,998
Investment Bank	3,047	5,728
Swiss Bank	2,159	2,054
Asset Management	672	817
Adjustments [1]	(191)	285
Net revenues	8,130	12,882
Income/(loss) before taxes (CHF million)
Wealth Management	(453)	1,748
Investment Bank	(992)	(2,326)
Swiss Bank	873	857
Asset Management	83	251
Adjustments [1]	(1,265)	(515)
Income/(loss) before taxes	(1,754)	15
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	6M22	2021
Total assets (CHF million)
Wealth Management	205,387	201,326
Investment Bank	254,561	274,112
Swiss Bank	219,151	221,478
Asset Management	3,785	3,603
Adjustments [1]	47,411	58,695
Total assets	730,295	759,214
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.